Certain Long-Duration Contracts	12 Months Ended
Dec. 31, 2012
Certain Long-Duration Contracts/Deferred Policy Acquisition Costs and Value of Business Acquired/Reinsurance [Abstract]
Certain Long-Duration Contracts
(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no- lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.